Retirement-Related Benefits - Net Periodic Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 1,355	$ 813	$ 1,843
Nonpension Postretirement Benefit Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	203	219	198
U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Interest cost	$ 1,501	$ 1,882	$ 1,719
Interest cost - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Expected return on plan assets	$ (2,169)	$ (2,599)	$ (2,701)
Expected return on plan assets - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of prior service costs/(credits)	$ 16	$ 16	$ 16
Amortization of prior service costs/(credits) - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Recognized actuarial losses	$ 829	$ 559	$ 1,525
Recognized actuarial losses - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 178	$ (142)	$ 559
U.S. | Nonpension Postretirement Benefit Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost	9	10	13
Interest cost	$ 103	$ 145	$ 132
Interest cost - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Expected return on plan assets			$ 0
Expected return on plan assets - income statement location			ibm:OtherIncomeAndExpense
Amortization of prior service costs/(credits)	$ 4	$ (2)	$ (7)
Amortization of prior service costs/(credits) - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Recognized actuarial losses	$ 29	$ 1	$ 10
Recognized actuarial losses - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 145	$ 154	$ 147
Non-U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost	392	370	413
Interest cost	$ 563	$ 847	$ 830
Interest cost - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Expected return on plan assets	$ (1,275)	$ (1,588)	$ (1,342)
Expected return on plan assets - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of transition assets		$ 0	$ 0
Amortization of transition assets - income statement location		ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of prior service costs/(credits)	$ (8)	$ (23)	$ (83)
Amortization of prior service costs/(credits) - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Recognized actuarial losses	$ 1,406	$ 1,249	$ 1,401
Recognized actuarial losses - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Curtailments and settlements	$ 52	$ 41	$ 11
Curtailments and settlements - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Multi-employer plans	$ 29	$ 32	$ 38
Other costs/(credits)	18	28	16
Total net periodic pension / nonpension (income)/cost of defined benefit plans	1,178	955	1,284
Non-U.S. | Nonpension Postretirement Benefit Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost	5	5	5
Interest cost	$ 36	$ 55	$ 45
Interest cost - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Expected return on plan assets	$ (4)	$ (5)	$ (6)
Expected return on plan assets - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of transition assets	$ 0		$ 0
Amortization of transition assets - income statement location	ibm:OtherIncomeAndExpense		ibm:OtherIncomeAndExpense
Amortization of prior service costs/(credits)	$ 0	$ 0	$ 0
Amortization of prior service costs/(credits) - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Recognized actuarial losses	$ 21	$ 10	$ 6
Recognized actuarial losses - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Curtailments and settlements	$ 0	$ 0	$ 0
Curtailments and settlements - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Other costs/(credits)	$ 0
Total net periodic pension / nonpension (income)/cost of defined benefit plans	58	$ 65	$ 51
Personal Pension Plan (PPP) | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	1,345	803	1,827
Personal Pension Plan (PPP) | U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	167	(153)	$ 542
Personal Pension Plan (PPP) | U.S. | Pension Plans | Qualified Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Average remaining life expectancy of inactive plan participants			18 years
Reduction to amortization expense as a result of change	900	900
Impact to the funded status	0	0
Personal Pension Plan (PPP) | Non-U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 1,178	$ 955	$ 1,284